OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 19. OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated balances and reporting period activities related to each component of other comprehensive income (loss) are summarized as follows:

(In millions)	Pension and Post-retirement Related Adjustments (1)	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Unrealized Gain (Loss) on Interest Rate Swaps	Accumulated Other Comprehensive Income (Loss)

Balances at January 1, 2010	$(45.4)	$0.4	$—	$(4.2)	$(49.2)
Pre-tax amount	(5.1)	8.8	—	7.0	10.7
Tax benefit (expense)	4.4	—	—	(2.8)	1.6
Total 2010 adjustments, net of tax	(0.7)	8.8	—	4.2	12.3
Balances at December 31, 2010	$(46.1)	$9.2	$—	$—	$(36.9)
Pre-tax amount	(73.4)	(11.2)	—	—	(84.6)
Tax benefit (2)	10.7	—	—	—	10.7
Total 2011 adjustments, net of tax	(62.7)	(11.2)	—	—	(73.9)
Balances at December 30, 2011	$(108.8)	$(2.0)	$—	$—	$(110.8)
Pre-tax amount	(39.9)	24.8	(1.0)	—	(16.1)
Tax benefit	13.3	—	0.4	—	13.7
Total 2012 adjustments, net of tax	(26.6)	24.8	(0.6)	—	(2.4)
Balances at December 28, 2012	$(135.4)	$22.8	$(0.6)	$—	$(113.2)

  For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service credit and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service credit and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2010, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.3 million of net loss arising during the year, $0.4 million of amortization of prior service credit and net loss, and $0.1 million of before-tax effect of changes in foreign currency exchange rates.
  The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.